United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		November 4, 2005

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$97,292,366


	Title of		Value		Invst	Other
	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	11,330	178315	Sole		178315
Burlington Resources, Inc.	Com	122014103	5,255	64625	Sole		64625
ConocoPhillips	Com	20825C104	4,186	59881	Sole		59881
Progressive Corporation Ohio	Com	743315103	3,148	30044	Sole		30044
General Elec Company	Com	369604103	3,118	92597	Sole		92597
Goldman Sachs Group, Inc.	Com	38141G104	3,055	25125	Sole		25125
Amgen Incorporated	Com	031162100	3,034	38081	Sole		38081
Procter & Gamble Company	Com	742718109	2,967	49901	Sole		49901
RPM International Incorporated	Com	749685103	2,867	155840	Sole		155840
Novartis A G ADR (Switzerland)	Com	66987V109	2,830	55493	Sole		55493
Eaton Corporation	Com	278058102	2,760	43430	Sole		43430
Lowes Companies Incorporated	Com	548661107	2,721	42244	Sole		42244
Danaher Corporation Del	Com	235851102	2,648	49190	Sole		49190
Bank Of America Corporation	Com	060505104	2,513	59694	Sole		59694
Sherwin Williams Company	Com	824348106	2,507	56890	Sole		56890
Reebok International Ltd.	Com	758110100	2,460	43480	Sole		43480
Citigroup Incorporated	Com	172967101	2,432	53427	Sole		53427
National City Corporation	Com	635405103	2,401	71805	Sole		71805
Masco Corporation	Com	574599106	2,320	75625	Sole		75625
BP PLC ADR	Com	055622104	2,295	32388	Sole		32388
Allstate Corporation	Com	020002101	2,254	40760	Sole		40760
Harley Davidson Incorporated	Com	412822108	2,236	46151	Sole		46151
Intel Corporation	Com	458140100	2,198	89167	Sole		89167
Microsoft Corporation	Com	594918104	2,170	84327	Sole		84327
Dell Inc.	Com	24702R101	2,153	62960	Sole		62960
Steris Corporation	Com	859152100	2,109	88635	Sole		88635
Becton Dickinson & Company	Com	075887109	1,980	37770	Sole		37770
Medtronic Incorporated	Com	585055106	1,920	35806	Sole		35806
Chevrontexaco Corporation	Com	166764100	1,705	26344	Sole		26344
Cisco Systems Incorporated	Com	17275R102	1,684	93985	Sole		93985
Applied Matls Incorporated	Com	038222105	1,616	95291	Sole		95291
Harrahs Entertainment Incorporated	Com	413619107	1,587	24340	Sole		24340
E M C Corporation Mass	Com	268648102	1,564	120896	Sole		120896
Alcoa Incorporated	Com	013817101	1,207	49432	Sole		49432
America Movil S A De C V Spon Adr L Shs	Com	02364W105	474	18000	Sole		18000
Altria Group Incorporated	Com	02209S103	465	6305	Sole		6305
International Business Machines	Com	459200101	388	4833	Sole		4833
Sky Finl Group Incorporated	Com	83080P103	377	13419	Sole		13419
Kcs Energy Incorporated	Com	482434206	330	12000	Sole		12000
Keycorp New	Com	493267108	329	10208	Sole		10208
Lincoln Elec Hldgs Incorporated	Com	533900106	305	7750	Sole		7750
Verizon Communications	Com	92343V104	264	8068	Sole		8068
MBNA Corporation	Com	55262L100	258	10456	Sole		10456
Pepsico Incorporated	Com	713448108	230	4049	Sole		4049
Cap Gemini SA	Com	F13587120	223	5724	Sole		5724
Dominion Res Incorporated Va New	Com	25746U109	213	2468	Sole		2468
J P Morgan Chase & Company	Com	46625H100	207	6113	Sole		6113